Income Taxes (Details) - USD ($)	1 Months Ended
	Jan. 31, 2018	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Net operating loss carry-forwards (in Dollars)		$ 46,795,341
Maximum [Member]
Income Taxes (Details) [Line Items]
U.S. statutory federal income tax rate	35.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
U.S. statutory federal income tax rate	21.00%